Other payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables
Schedule of other payables

	Note	12.31.25	12.31.24
Non-current
Payment plan - CAMMESA	2.c	326,415	238,094
ENRE penalties and discounts (1)		7,014	2,193
Financial Lease Liability (2)		4,281	6,590
Total Non-current		337,710	246,877

Current
Payment plan - CAMMESA	2.c	61,438	63,255
ENRE penalties and discounts (1)		60,652	79,533
Related parties	35.c	233	271
Advances for works to be performed		13	17
Financial Lease Liability (2)		4,156	5,100
Other		201	9
Total Current		126,693	148,185

Schedule of development of ENRE penalties and discounts

	12.31.25	12.31.24
Balance at the beginning of the year	81,726	180,134
Increases	37,978	168,599
Decreases	(14,677)	(19,132)
Recovery	(17,812)	(99,188)
Result from exposure to inflation for the year	(19,549)	(148,687)
Balance at the end of the year	67,666	81,726

Schedule of financial lease liability

	12.31.25	12.31.24
Balance at beginning of the year	11,690	8,343
Increase	3,829	14,722
Payments	(12,321)	(15,959)
Exchange difference	4,274	2,785
Interest	3,768	6,312
Result from exposure to inlfation	(2,803)	(4,513)
Balance at end of the year	8,437	11,690

Schedule of future minimum lease payments

	12.31.25	12.31.24
2025	-	9,182
2026	6,876	6,312
2027	5,333	5,162
2028	1,957	-
Total future minimum lease payments	14,166	20,656

Schedule of future minimum collections with respect to operating assignments

	12.31.25	12.31.24
2025	-	9,287
2026	12,651	9,228
2027	12,606	264
2028	379	-
2029	-	-
Total future minimum lease collections	25,636	18,779